S-K 1602, SPAC Registered Offerings	Apr. 24, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period (or up to 27 months if we extend the period of time to consummate our initial business combination in accordance with the terms described in this prospectus), we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law.
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]	Our sponsor, Churchill Sponsor XII LLC, has M. Klein Associates Inc., as its managing member, and is an affiliate of M. Klein and Company, LLC. Our sponsor has subscribed to purchase an aggregate of 350,000 private placement units (including if the underwriter’s over-allotment option is exercised in full), at a price of $10.00 per unit, for an aggregate purchase price of $3,500,000 (including if the underwriter’s over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering. We refer to these units throughout this prospectus as the private placement units. Each private placement unit consists of one Class A ordinary share and one-tenth of one warrant. Each whole private placement warrant contained in the private placement units is exercisable to purchase one whole Class A ordinary share at a price of $11.50 per share. The private placement warrants will become exercisable 30 days after the completion of our initial business combination, and will not expire except upon liquidation, as described in this prospectus. None of the private placement warrants will be redeemable by us. Our public shareholders may experience material dilution from the exercise of the private placement warrants contained in the private placement units to be purchased by our sponsor simultaneously with the closing of this offering, as well as from the conversion of any working capital loans into private placement units, if elected by the sponsor.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from our initial public offering and the sale of the private placement units must be deposited in a trust account. Of the net proceeds of this offering and the sale of the private placement units, $300,000,000 (or $345,000,000 if the underwriter’s overallotment option is exercised in full), including $10,500,000 (or up to $12,075,000 if the underwriter’s overallotment option is exercised in full) of deferred underwriting discounts and commissions payable to the underwriter upon completion of our initial business combination (to be distributed as set for in “Underwriting”, below) will be placed into a U.S. based trust account with Continental Stock Transfer & Trust Company acting as trustee, and $2,000,000 will be used to pay expenses in connection with the closing of this offering and for working capital following this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. Additionally, when we determine to hold the funds in the trust account as cash or in demand deposit accounts at a bank, the amount of interest we may receive would likely be less. Except with respect to interest earned on the funds held in the trust account that may be released to us as permitted withdrawals, the proceeds from this offering and the sale of the private placement units will not be released from the trust account until the earliest to occur of (i) the completion of our initial business combination (including the release of funds to pay any amounts due to any public shareholders who properly exercise their redemption rights in connection therewith), (ii) the redemption of any public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) in a manner that would affect the substance or timing of our obligation to redeem 100% of our public shares if we do not complete an initial business combination within the completion window or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares or pre-initial business combination activity or (iii) the redemption of our public shares if we are unable to complete our business combination within the completion window, and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, subject to applicable law. Based on current interest rates and the taxes we currently expect to be applicable to us, we expect that the interest earned on the trust account will be sufficient to pay our taxes and to fund permitted withdrawals.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. In addition, if we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders mya incur material dilution.

SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination including interest earned on the funds held in the trust account (which interest shall be net of permitted withdrawals), divided by the number of then-outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per-share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting discounts and commissions we will pay to the underwriter upon completion of our initial business combination. Our sponsor, officers and directors will not be entitled to redemption rights with respect to any founder shares or private placement shares held by them and any public shares held by them in connection with the completion of our business combination.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Our management team is responsible for the management of our affairs. As described above and below, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to another entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

Our Strategic and Operating Partners and their personnel, if any, may have a duty to offer acquisition opportunities to clients or other parties. To the fullest extent permitted by law, such persons will have no duty to offer acquisition opportunities to the company unless presented to them solely in their capacity as a director of the company and after they have satisfied any contractual and fiduciary obligations to other parties.

As a result, such persons may compete with us for acquisition opportunities in the same industries and sectors as we may target for our initial business combination. Consequently, we may be precluded from procuring such opportunities. In addition, investment ideas may be suitable both for us and for a Strategic Partner or Operating Partner or any of its clients, and will be directed initially to such persons rather than to us.

In addition, our sponsor, officers, directors, M. Klein and Company and our Strategic and Operating Partners may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our sponsor, officers, directors, M. Klein and Company and our Strategic and Operating Partners could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved, including Churchill Capital Corp IX and Churchill Capital Corp XI, each as described above. M. Klein and Company, Mr. Klein and the Operating Partners have complete discretion, subject to applicable fiduciary duties, as to which blank check company they choose to pursue a business combination and the order in which they pursue business combinations for any of their existing or future blank check companies, including Churchill Capital Corp IX and Churchill Capital Corp XI, each as described above. As a result, M. Klein and Company, Mr. Klein and the Operating Partners may pursue business combinations for blank check companies that it has sponsored in any order, which could result in its more recent blank check companies completing business combinations prior to its blank check companies that were launched earlier. There are no contractual obligations governing the allocation of opportunities among the various blank check companies. Any determination as to which blank check company will pursue a particular acquisition target will be made based on the circumstances of the particular situation, including but not limited to the relative sizes of the blank check companies compared to the sizes of the targets, the need or desire for additional financings and the relevant experience of the directors, officers and Operating Partners involved with a particular blank check company. Mr. Klein currently does not have any existing contractual and fiduciary obligations to other parties to offer acquisition opportunities to such parties unless presented to him solely in his capacity as a director or officer of such parties. However, no assurance can be given that Mr. Klein will not in the future, agree or be required, pursuant to additional contractual obligations or fiduciary duties, to offer acquisition opportunities coming to his attention to other entities.

We do not believe, however, that the fiduciary, contractual or other obligations or duties of our officers or directors, or of M. Klein and Company and our Strategic and Operating Partners, or policies applicable to M. Klein and Company or any of our Strategic and Operating Partners, will materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Please see “— Directors, Director Nominees and Executive Officers” for a description of our management’s other affiliations,

•        Our sponsor, officers and directors have agreed to waive their redemption rights with respect to any founder shares, private placement shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to any founder shares or private placement shares held by them if we fail to consummate our initial business combination within the completion window. However, if our initial shareholders or any of our officers, directors or affiliates acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement warrants will expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our initial shareholders until the earlier of: (i) six months following the consummation of our initial business combination; or (ii) subsequent to the consummation of our initial business combination, the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions. With certain limited exceptions, the private placement warrants and the ordinary shares underlying such warrants, will not be transferable, assignable or salable by our sponsor until 30 days after the completion of our initial business combination. Since our sponsor, officers and directors will directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction. Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $3,525,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.002 per share) and the $3,500,000 purchase price for the private placement units (or $10.00 per unit, assuming no exercise of the over-allotment option), which may be exercised on a cashless basis. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares and if our sponsor were required to pay cash to exercise the private placement warrants contained in the private placement units.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. Up to $1,500,000 of working capital loans made to us by the sponsor may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender. Such units would be identical to the private placement units. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans.

•        We will reimburse the managing member of our sponsor for office space, utilities and secretarial and administrative support made available to us, in an amount equal to $30,000 per month.

•        We will reimburse the sponsor for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.

•        Our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

•        Our key personnel may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such key personnel was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from (i) funds held outside the trust account or (ii) permitted withdrawals. In addition, we have agreed, pursuant to the administrative services and indemnification agreement with the managing member of our sponsor relating to the services described above, that we will indemnify the managing member of our sponsor from any claims arising out of or relating to this offering or the company’s operations or conduct of the company’s business (including our initial business combination) or any claim against the managing member of our sponsor alleging any expressed or implied management or endorsement by the managing member of our sponsor of any of the company’s activities or any express or implied association between the managing member of our sponsor and the company or any of its affiliates, which agreement will provide that the indemnified parties cannot access the funds held in our trust account. If we agree to pay our sponsor or a member of our management team any such fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, and in negotiating or accepting the terms of the transaction, as any such fee may not be paid unless we consummate such business combination. See “Risk Factors — We may engage one or more affiliates of our sponsor, officers or directors or their respective affiliates to provide additional services to us after this offering, which may include acting as financial advisor in connection with an initial business combination. These financial incentives may cause them to have potential conflicts of interest in rendering any such additional services to us after this offering, including, for example, in connection with the sourcing and consummation of an initial business combination.”

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Name of Individual	Entity Name	Entity’s Business	Affiliation
Michael Klein	M. Klein and Company	Strategic advice	Founder and Managing Partner
	MultiPlan, Inc.	Healthcare cost management solutions	Director
	Oklo	Nuclear Energy	Director
	Skillsoft Corp.	Educational technology	Director
	Churchill Capital Corp IX	Blank check company	Chief Executive Officer and Chairman of the Board of Directors
	Churchill Capital Corp XI	Blank check company	Chief Executive Officer and Chairman of the Board of Directors
Jay Taragin	M. Klein and Company	Strategic advice	Chief Financial Officer
	Churchill Capital Corp IX	Blank check company	Chief Financial Officer
	Churchill Capital Corp XI	Blank check company	Chief Financial Officer
William Sherman	Churchill Capital Corp IX	Blank check company	Director
	Churchill Capital Corp XI	Blank check company	Director

Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for one or more entities to which he or she has fiduciary, contractual or other obligations or duties, he or she will honor these obligations and duties to present such business combination opportunity to such entities first, and only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us (including as described in “Proposed Business — Sourcing of Potential Business Combination Targets”). These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us.

We do not believe, however, that the fiduciary, contractual or other obligations or duties of our officers or directors, M. Klein and Company, or policies applicable to M. Klein and Company, will materially affect our ability to complete our initial business combination.

Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with M. Klein and Company, one of our Strategic and Operating Partners, our sponsor, officers or directors. In the event we seek to complete our initial business combination with a business that is affiliated with M. Klein and Company, one of our Strategic and Operating Partners, our sponsor, officers or directors, we, or a committee of independent and disinterested directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

In addition, our sponsor or any of its affiliates, or any of their respective clients, may make additional investments in the company in connection with the initial business combination, although our sponsor and its affiliates have no obligation or current intention to do so. If our sponsor or any of its affiliates elects to make additional investments, such proposed investments could influence our sponsor’s motivation to complete an initial business combination.

In the event that we submit our initial business combination to our public shareholders for a vote, our initial shareholders, officers and directors have agreed to vote any founder shares, private placement shares and any public shares (except for any such public shares purchased in compliance with the requirements of Rule 14e-5 under the Exchange Act, as discussed elsewhere in this prospectus) held by them in favor of our initial business combination, and our officers and directors have also agreed to vote public shares purchased by them (if any) during or after this offering in favor of our initial business combination.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (NTBV), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” on page 105 for more information.

As of December 31, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.15	$6.50	$3.50	$5.46	$4.54	$3.55	$6.45	$(1.14)	$11.14
Assuming No Exercise of Over-Allotment Option
$7.13	$6.48	$3.52	$5.43	$4.57	$3.51	$6.49	$(1.19)	$11.19

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
M. Klein & Associates	$30,000 per month	Office space, administrative and shared personnel support services
Churchill Sponsor XII LLC	11,500,000 Class B Ordinary Shares (of which 1,500,000 are subject to forfeiture to the extent the underwriter does not exercise its overallotment option)	$25,000
	350,000 Private Placement Units to be purchased simultaneously with the closing of this offering; the private placement warrants underlying such private placement units may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement that may result in material dilution to our public shareholders	$3,500,000
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
	Up to $600,000	Repayment of loans made to us to cover offering related and organizational expenses.

Up to $1,500,000 in private placement units of the post-business combination entity, converted from working capital loans at a price of $10.00 per unit; the private placement warrants underlying such private placement units may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement that may result in material dilution to our public shareholders

Working capital loans to finance transaction costs in connection with an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion.
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Churchill Sponsor XII LLC, our officers, directors, or our or their affiliates	Finder’s fee, advisory fee, consulting fee or success fee

Any services they render in order to effectuate the completion of our initial business combination.

We may engage one or more affiliates of our sponsor, officers or directors or their respective affiliates to provide additional services to us after this offering, including, for example, identifying potential targets or providing financial advisory services, and may pay such affiliates fair and reasonable fees or other compensation that would be determined at that time in an arm’s length negotiation.

SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Up to 1,500,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriter’s over-allotment option is exercised. In addition, in order to facilitate our initial business combination as determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the net tangible book value (NTBV) per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares. See the section “Dilution.”

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus and (iv) no value is attributed to the warrants, and (B) assume the issuance of 30,000,000 Class A ordinary shares (or 34,500,000 Class A ordinary shares if the over-allotment option is exercised in full), 11,500,000 founder shares (up to 1,500,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full) and 350,000 private placement shares. Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, we may need to issue additional securities as we intend to seek an initial business combination with a target company with an enterprise value greater than the net proceeds of the offering and the sale of private placement units and the issuance of the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00
Net tangible book deficit before this offering	—	—	—	—	—	—	—	—	—	—
Increase attributable to public shareholders	7.13	7.15	6.48	6.50	5.43	5.46	3.51	3.55	(1.19)	(1.14)
Pro forms net tangible book value after this offering	7.13	7.15	6.48	6.50	5.43	5.46	3.51	3.55	(1.19)	(1.14)
Dilution to public shareholders	$2.87	2.85	3.52	3.50	4.57	4.54	6.49	6.45	11.19	11.14
Percentage of dilution to public shareholders	28.70%	28.50%	35.20%	35.00%	45.70%	45.40%	64.90%	64.50%	111.90%	111.40%
Numerator:
Net tangible book deficit before this offering	$15,373	15,373	15,373	15,373	15,373	15,373	15,373	15,373	15,373	15,373
Net proceeds from this offering and the sale of the private placement warrants(1)	301,000,000	346,000,000	301,000,000	346,000,000	301,000,000	346,000,000	301,000,000	346,000,000	301,000,000	346,000,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	—	—	—	—	—	—	—	—	—	—
Less: Deferred underwriting commissions(2)	(13,000,000)	(14,575,000)	(13,000,000)	(14,575,000)	(13,000,000)	(14,575,000)	(13,000,000)	(14,575,000)	(13,000,000)	(14,575,000)
Less: Over-allotment liability	(281,500)	—	(281,500)	—	(281,500)	—	(281,500)	—	(281,500)	—
Less: Amounts paid for redemptions(3)	—	—	(75,000,000)	(86,250,000)	(150,000,000)	(172,500,000)	(225,000,000)	(258,750,000)	(300,000,000)	(345,000,000)
Total	$287,733,873	331,440,373	212,733,873	245,190,373	137,733,873	158,940,373	62,733,873	72,690,373	(12,266,127)	(13,559,627)
Denominator:
Ordinary shares outstanding prior to this offering	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000
Ordinary shares forfeited if over-allotment is not exercised	(1,500,000)	—	(1,500,000)	—	(1,500,000)	—	(1,500,000)	—	(1,500,000)	—
Ordinary shares offered	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000
Private placement shares	350,000	350,000	350,000	350,000	350,000	350,000	350,000	350,000	350,000	350,000
Less: Ordinary shares redeemed	—	—	(7,500,000)	(8,625,000)	(15,000,000)	(17,250,000)	(22,500,000)	(25,875,000)	(30,000,000)	(34,500,000)
Total	40,350,000	46,350,000	32,850,000	37,725,000	25,350,000	29,100,000	17,850,000	20,475,000	10,350,000	11,850,000

(1)      Expenses applied against gross proceeds include offering expenses of approximately $1,000,000 (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Upon the consummation or announcement of our initial business combination (as applicable), the deferred underwriting commissions would be paid as follows: $0.43 per unit, or $13,000,000 (or $14,575,000 if the underwriter’s overallotment option is exercised in full), payable to the underwriter for deferred underwriting discounts and commissions, of which (x) $0.35 per unit, or $10,500,000 (or $12,075,000 if the underwriter’s overallotment option is exercised in full), will be placed in a trust account located in the United States as described herein; (y) $1,500,000 (including if the underwriter’s overallotment option is exercised in full), which will be payable to the underwriter from funds available outside the trust account upon the announcement of the execution of a definitive agreement related to our entry into an initial business combination, as described in this prospectus and (z) $1,000,000 (including if the underwriter’s overallotment option is exercised in full), which will be payable to the underwriter at the consummation of an initial business combination, as described in this prospectus.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”